Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000070760 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000070760 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000070760 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000070760 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070760 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070760 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070760 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000070760 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000070760 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000070760 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070760 [Member] | Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024703 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000024703 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024703 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024703 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024703 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024703 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024703 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024703 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000024703 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024703 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024703 [Member] | Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219236 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219236 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219236 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219236 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219236 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219236 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219236 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219236 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000219236 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219236 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219236 [Member] | Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024704 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000024704 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024704 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000024704 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024704 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024704 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000024704 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024704 [Member] | Other Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024704 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000024704 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024704 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219237 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219237 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219237 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000219237 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219237 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219237 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000219237 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219237 [Member] | Other Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219237 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000219237 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219237 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034361 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034361 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034361 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034361 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034361 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034361 [Member] | Primary Secondary Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034361 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034361 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034361 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034361 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034361 [Member] | Incremental Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034363 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034363 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034363 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034363 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034363 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034363 [Member] | Primary Secondary Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034363 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034363 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034363 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034363 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034363 [Member] | Incremental Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034364 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034364 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034364 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034364 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034364 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034364 [Member] | Primary Secondary Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034364 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034364 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034364 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034364 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034364 [Member] | Incremental Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130166 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000130166 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000130166 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130166 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130166 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130166 [Member] | Primary Secondary Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000130166 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130166 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130166 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130166 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000130166 [Member] | Incremental Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%